3. Note payable - Related Party (Details Narrative) (Quarterly, USD $)	3 Months Ended
Mar. 31, 2014
Quarterly
Promissory Note Issued	$ 400,000
Promissory Note Interest Rate	0.28%
Promissory Note Due Date	Mar. 04, 2015